Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from (used in) operating activities
Loss for the year	$ (7,836,754)	$ (5,145,966)	$ (4,544,151)
Items not affecting cash
Allowance for credit losses	333,929	46,447
Depreciation	437,263	578,555	516,208
Share-based payments	2,098,761	308,106	332,741
Accretion and accrued interest	168,029	608,411	469,725
Amortization of deferred financing fees	628,483	619,394	247,975
Write down of assets	45,679	223,919	78,231
Foreign exchange loss / (gain)	193,798	(439,209)	(52,445)
Cash flow used in operating activities before changes in non-cash items	(3,930,812)	(3,200,343)	(2,951,716)
Changes in non-cash items:
Accounts receivable	(3,492,997)	404,430	(1,230,388)
GST receivable	(58,362)	65,783	(83,952)
Inventory	(8,757,529)	(2,675,980)	(1,982,729)
Prepaids and deposits	(401,063)	37,420	(37,733)
Promissory note receivable			(15,404)
Finance lease receivables	22,771	25,020	(324,903)
Financing fees		(21,366)	(21,842)
Accounts payable and accrued liabilities	272,318	290,515	279,330
Deferred revenue	(301,152)	(397,747)	241,707
Warranty liability	254,604	358,576	213,506
Total cash flows from (used in) operating activities	(16,392,222)	(5,113,692)	(5,914,124)
Cash flows from (used in) investing activities
Security deposits for right of use assets			(20,000)
Government grant proceeds			319,635
Purchase of property and equipment	(352,682)	(161,860)	(120,050)
Total cash flows from (used in) investing activities	(352,682)	(161,860)	179,585
Cash flows from (used in) financing activities
Paycheck protection program proceeds	361,900
Repayment of loans payable to related parties	(2,803,863)	(358,873)	(222,334)
Loans from related parties	137,074	1,630,668	1,000,427
Proceeds from (repayment of) line of credit	(5,469,944)	1,050,037	4,419,907
Principal payments on promissory note	(58,030)	(56,939)	(55,774)
Principal payments on lease liabilities	(272,467)	(231,574)	(49,038)
Proceeds from private placement and equity offering	37,700,000	4,000,000
Repayment of note payable and convertible debentures, net of conversion	(10,574)	(276,258)	(259,754)
Private placement and equity offering costs	(2,948,718)	(463,411)
Proceeds from exercise of stock options	302,886	160,687	127,654
Proceeds from exercise of warrants	4,585,367	48,415
Total cash flows from (used in) financing activities	31,523,631	5,502,752	4,961,088
Foreign exchange on cash	(22,384)	25,485	(34,958)
Net increase (decrease) in cash and restricted cash	14,756,343	252,685	(808,409)
Cash and restricted cash, beginning of year	451,605	198,920	1,007,329
Cash and restricted cash, end of year	$ 15,207,948	$ 451,605	$ 198,920